Interim Condensed Consolidated Statement of Profit or Loss (Unaudited)	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2025 HKD ($) $ / shares	Jun. 30, 2024 HKD ($) $ / shares
Profit or loss [abstract]
Revenue	$ 29,375,528	$ 230,594,956	$ 244,315,796
Other income and gains	182,024	1,428,868	1,470,292
Raw materials and consumables used	(10,578,384)	(83,039,262)	(76,368,623)
Depreciation of property, plant and equipment	(2,005,686)	(15,744,437)	(16,750,065)
Amortisation of right-of-use assets	(2,529,926)	(19,859,668)	(22,232,668)
Staff costs	(9,804,099)	(76,961,197)	(88,916,871)
Utilities expenses	(1,156,271)	(9,076,607)	(9,803,481)
Impairment of property, plant and equipment	(360,816)	(2,832,368)
Impairment of right-of-use asset	(253,107)	(1,986,864)
Gain on disposal of subsidiaries			58,678,325
Other expenses	(6,111,545)	(47,975,006)	(42,258,826)
Finance costs	(594,570)	(4,667,318)	(5,377,025)
(Loss)/profit before tax	(3,836,852)	(30,118,903)	42,756,854
Income tax expense	(222,130)	(1,743,698)	(2,585,843)
(Loss)/profit for the period	$ (4,058,982)	$ (31,862,601)	$ 40,171,011
Earnings per share
Basic | (per share)	$ (0.25)	$ (2.00)	$ 6.47
Diluted | (per share)	$ (0.25)	$ (2.00)	$ 6.47